Expense Example - FidelityJapanFund-AMCIZPRO - FidelityJapanFund-AMCIZPRO - Fidelity Japan Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Japan Fund - Class A
Expense Example:
1 year	$ 708
3 years	990
5 years	1,292
10 years	2,148
Fidelity Advisor Japan Fund - Class C
Expense Example:
1 year	314
3 years	661
5 years	1,134
10 years	2,258
Fidelity Advisor Japan Fund - Class M
Expense Example:
1 year	516
3 years	864
5 years	1,236
10 years	2,278
Fidelity Advisor Japan Fund - Class I
Expense Example:
1 year	111
3 years	347
5 years	601
10 years	1,329
Fidelity Advisor Japan Fund - Class Z
Expense Example:
1 year	98
3 years	306
5 years	531
10 years	$ 1,178